Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000193017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class R6/JCSRX)
Accumulated Value	$ 1,000,000		$ 1,006,250.45	$ 1,025,285.991638	$ 1,084,328.736177	$ 1,099,561.37542	$ 1,175,810.052161	$ 1,116,078.72514	$ 1,111,869.144048	$ 1,167,764.340299	$ 1,168,550.222345	$ 1,263,456.178785
C000178768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class I/JCAFX)
Accumulated Value	250,000		251,882.7725	256,669.07665	271,362.529147	275,096.227895	294,078.365544	279,051.525695	277,660.515231	291,883.111473	291,917.883508	315,376.544747
C000001744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class C/TCCAX)
Accumulated Value	10,000		9,987.4465	10,096.406545	10,579.061827	10,628.74491	11,250.220379	10,578.648599	10,441.668217	10,867.143016	10,770.82981	11,532.911687
C000001742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class A/TACAX)
Accumulated Value	9,600		9,660.004224	9,838.867703	10,386.584087	10,513.764797	11,212.278933	10,622.537392	10,564.223167	11,077.407774	11,061.761932	11,933.303664
Bloomberg Municipal Bond C000193017 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,014,591.4	1,025,894.222136	1,091,595.186223	1,135,019.86883	1,188,767.236492	1,108,001.950601	1,113,434.938446	1,143,194.961093	1,166,375.250952	1,244,196.425874
Bloomberg Municipal Bond C000178768 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		253,647.85	256,473.555534	272,898.796556	283,754.967208	297,191.809124	277,000.487651	278,358.734612	285,798.740274	291,593.812739	311,049.10647
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,145.914	10,258.942221	10,915.951862	11,350.198688	11,887.672365	11,080.019506	11,134.349384	11,431.94961	11,663.752509	12,441.964258
Bloomberg California Municipal Bond C000193017 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,011,485.23	1,025,936.268907	1,088,479.888182	1,138,428.183908	1,180,756.856345	1,099,250.379501	1,108,932.532874	1,138,100.829643	1,157,553.613216	1,233,654.046906
Bloomberg California Municipal Bond C000178768 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		252,871.3075	256,484.067227	272,119.972046	284,607.045978	295,189.214087	274,812.594876	277,233.133219	284,525.207411	289,388.403304	308,413.511727
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,114.8523	$ 10,259.362689	$ 10,884.798882	$ 11,384.281839	$ 11,807.568563	$ 10,992.503795	$ 11,089.325329	$ 11,381.008297	$ 11,575.536133	$ 12,336.54047